9. Stockholders' deficit (Tables)	6 Months Ended
Jun. 30, 2016
Equity [Abstract]
Warrants outstanding

	Number of warrants outstanding	Weighted average exercise price per share

Outstanding at January 1, 2015	6,300,000	$0.143
Granted	—	—
Cancelled/forfeited	—	—
Exercised	—	—
Outstanding at December 31, 2015	6,300,000	0.143
Granted	3,703,700	0.030
Cancelled/forfeited	(4,500,000)	0.150
Exercised	—	—
Outstanding at June 30, 2016	$5,503,700	$0.041

Exercise Price	Number of warrants	Weighted average remaining life	Weighted average exercise price

$0.003	300,000	*	$0.003
$0.030	3,703,700	4,79	0.030
$0.150	1,500,000	0.47	0.150
	5,503,700	3.35	$0.041

Options Outstanding
Exercise Price	Number of options outstanding	Number of options exercisable	Weighted average remaining life	Weighted average exercise price

$0.12	480,000	400,000	3.34	$0.12